UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

September 30, 2016

VIPBAL-QTLY-1116
1.808794.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	71,900	$14,669,757
Distributors - 0.0%
LKQ Corp. (a)	28,259	1,002,064
Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	522,000	11,969,460
Las Vegas Sands Corp.	88,100	5,069,274
Starbucks Corp.	253,490	13,723,949
		30,762,683
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	56,810	47,567,581
Leisure Products - 0.1%
Mattel, Inc.	120,800	3,657,824
Media - 1.7%
Charter Communications, Inc. Class A (a)	59,464	16,053,496
Comcast Corp. Class A	83,600	5,546,024
DISH Network Corp. Class A (a)	15,200	832,656
Interpublic Group of Companies, Inc.	166,200	3,714,570
Manchester United PLC	107,600	1,816,288
MDC Partners, Inc. Class A	391,321	4,194,961
The Walt Disney Co.	250,100	23,224,286
		55,382,281
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	97,900	7,727,247
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	27,580	4,112,730
AutoZone, Inc. (a)	6,409	4,924,291
Home Depot, Inc.	189,208	24,347,285
L Brands, Inc.	195,794	13,856,341
Ross Stores, Inc.	250,143	16,084,195
TJX Companies, Inc.	114,740	8,580,257
		71,905,099
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	338,630	17,828,870
VF Corp.	211,100	11,832,155
		29,661,025

TOTAL CONSUMER DISCRETIONARY		262,335,561

CONSUMER STAPLES - 6.5%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	55,500	9,240,195
Monster Beverage Corp. (a)	48,085	7,059,359
The Coca-Cola Co.	639,486	27,063,048
		43,362,602
Food & Staples Retailing - 1.4%
CVS Health Corp.	236,280	21,026,557
Kroger Co.	428,678	12,723,163
Rite Aid Corp. (a)	234,800	1,805,612
Sprouts Farmers Market LLC (a)	61,600	1,272,040
Walgreens Boots Alliance, Inc.	86,620	6,983,304
Whole Foods Market, Inc.	30,400	861,840
		44,672,516
Food Products - 0.4%
Bunge Ltd.	34,400	2,037,512
Mead Johnson Nutrition Co. Class A	80,832	6,386,536
The Hain Celestial Group, Inc. (a)	52,300	1,860,834
The Hershey Co.	24,100	2,303,960
TreeHouse Foods, Inc. (a)	19,800	1,726,362
		14,315,204
Household Products - 1.0%
Colgate-Palmolive Co.	263,444	19,531,738
Procter & Gamble Co.	126,976	11,396,096
		30,927,834
Personal Products - 0.4%
Coty, Inc.:
Class A	12,900	303,150
Class A (b)	134,700	3,125,040
Estee Lauder Companies, Inc. Class A	91,092	8,067,108
Nu Skin Enterprises, Inc. Class A	28,316	1,834,310
		13,329,608
Tobacco - 1.9%
Altria Group, Inc.	422,400	26,708,352
British American Tobacco PLC sponsored ADR	161,597	20,627,857
Philip Morris International, Inc.	126,700	12,317,774
		59,653,983

TOTAL CONSUMER STAPLES		206,261,747

ENERGY - 4.9%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	233,800	11,799,886
Dril-Quip, Inc. (a)	34,500	1,923,030
Independence Contract Drilling, Inc. (a)	61,470	322,718
Oceaneering International, Inc.	47,700	1,312,227
Schlumberger Ltd.	208,100	16,364,984
		31,722,845
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	224,549	14,227,425
Apache Corp.	89,600	5,722,752
Black Stone Minerals LP	96,000	1,709,760
Cabot Oil & Gas Corp.	158,260	4,083,108
Chevron Corp.	83,800	8,624,696
Cimarex Energy Co.	53,885	7,240,527
ConocoPhillips Co.	331,900	14,427,693
Devon Energy Corp.	149,800	6,607,678
Exxon Mobil Corp.	169,500	14,793,960
Newfield Exploration Co. (a)	104,300	4,532,878
Parsley Energy, Inc. Class A (a)	97,500	3,267,225
PDC Energy, Inc. (a)	29,400	1,971,564
Phillips 66 Co.	106,326	8,564,559
Pioneer Natural Resources Co.	43,100	8,001,515
PrairieSky Royalty Ltd.	146,034	2,977,560
SM Energy Co.	117,800	4,544,724
Suncor Energy, Inc.	418,280	11,611,538
The Williams Companies, Inc.	52,900	1,625,617
		124,534,779

TOTAL ENERGY		156,257,624

FINANCIALS - 8.4%
Banks - 3.6%
Bank of America Corp.	1,667,087	26,089,912
Citigroup, Inc.	590,854	27,906,034
Comerica, Inc.	100,300	4,746,196
Huntington Bancshares, Inc.	1,119,438	11,037,659
JPMorgan Chase & Co.	234,500	15,615,355
M&T Bank Corp.	48,200	5,596,020
PNC Financial Services Group, Inc.	51,700	4,657,653
Regions Financial Corp.	405,500	4,002,285
Synovus Financial Corp.	62,942	2,047,503
U.S. Bancorp	279,147	11,972,615
Zions Bancorporation	75,300	2,335,806
		116,007,038
Capital Markets - 1.6%
BlackRock, Inc. Class A	44,872	16,264,305
Charles Schwab Corp.	202,600	6,396,082
CME Group, Inc.	48,600	5,079,672
E*TRADE Financial Corp. (a)	92,300	2,687,776
Goldman Sachs Group, Inc.	94,600	15,256,142
Legg Mason, Inc.	34,900	1,168,452
Northern Trust Corp.	30,900	2,100,891
NorthStar Asset Management Group, Inc.	87,800	1,135,254
Oaktree Capital Group LLC Class A	14,182	601,317
		50,689,891
Consumer Finance - 1.4%
Capital One Financial Corp.	463,331	33,281,066
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	204
OneMain Holdings, Inc. (a)	119,200	3,689,240
SLM Corp. (a)	765,052	5,714,938
Synchrony Financial	117,300	3,284,400
		45,969,848
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,675,740
Class B (a)	70,800	10,228,476
KBC Ancora (a)	38,000	1,391,606
On Deck Capital, Inc. (a)	65,000	370,500
PICO Holdings, Inc. (a)	48,568	572,616
		16,238,938
Insurance - 1.2%
American International Group, Inc.	86,900	5,156,646
Chubb Ltd.	103,930	13,058,805
Direct Line Insurance Group PLC	495,345	2,342,167
Marsh & McLennan Companies, Inc.	174,733	11,750,794
MetLife, Inc.	58,991	2,620,970
Unum Group	56,400	1,991,484
WMI Holdings Corp. (a)	57	133
		36,920,999
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Altisource Residential Corp. Class B	207,300	2,259,570
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1

TOTAL FINANCIALS		268,086,285

HEALTH CARE - 9.7%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	68,550	8,400,117
Amgen, Inc.	140,909	23,505,030
Biogen, Inc. (a)	40,791	12,768,807
Celgene Corp. (a)	78,700	8,226,511
Gilead Sciences, Inc.	64,283	5,086,071
Regeneron Pharmaceuticals, Inc. (a)	19,600	7,879,592
Shire PLC sponsored ADR	36,400	7,056,504
Vertex Pharmaceuticals, Inc. (a)	92,000	8,023,320
		80,945,952
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	290,700	12,293,703
Boston Scientific Corp. (a)	807,380	19,215,644
Danaher Corp.	256,018	20,069,251
Edwards Lifesciences Corp. (a)	66,400	8,005,184
Intuitive Surgical, Inc. (a)	10,900	7,900,647
Medtronic PLC	322,656	27,877,478
The Cooper Companies, Inc.	10,014	1,795,110
Wright Medical Group NV (a)	127,300	3,122,669
Zimmer Biomet Holdings, Inc.	21,603	2,808,822
		103,088,508
Health Care Providers & Services - 1.7%
Cigna Corp.	74,200	9,669,744
Henry Schein, Inc. (a)	47,324	7,712,866
Humana, Inc.	5,100	902,139
McKesson Corp.	40,828	6,808,069
UnitedHealth Group, Inc.	164,900	23,086,000
Universal Health Services, Inc. Class B	40,800	5,027,376
		53,206,194
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	82,725	4,612,746
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	136,800	6,441,912
Thermo Fisher Scientific, Inc.	66,817	10,627,912
		17,069,824
Pharmaceuticals - 1.6%
Allergan PLC (a)	94,223	21,700,499
Bristol-Myers Squibb Co.	192,460	10,377,443
GlaxoSmithKline PLC sponsored ADR	209,500	9,035,735
Horizon Pharma PLC (a)	28,200	511,266
Merck & Co., Inc.	50,200	3,132,982
Teva Pharmaceutical Industries Ltd. sponsored ADR	136,000	6,257,360
		51,015,285

TOTAL HEALTH CARE		309,938,509

INDUSTRIALS - 5.7%
Aerospace & Defense - 0.8%
TransDigm Group, Inc. (a)	27,600	7,979,712
United Technologies Corp.	168,100	17,078,960
		25,058,672
Electrical Equipment - 2.3%
AMETEK, Inc.	979,291	46,790,524
Fortive Corp.	445,709	22,686,588
Sunrun, Inc. (a)(c)	699,290	4,405,527
		73,882,639
Industrial Conglomerates - 1.7%
Honeywell International, Inc.	53,000	6,179,270
Roper Technologies, Inc.	261,861	47,781,777
		53,961,047
Machinery - 0.3%
Pentair PLC	158,300	10,169,192
SPX Flow, Inc. (a)	16,200	500,904
		10,670,096
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	225,100	18,296,128

TOTAL INDUSTRIALS		181,868,582

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	5,700	710,448
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	394,400	8,605,808
Samsung SDI Co. Ltd.	26,899	2,363,827
		10,969,635
Internet Software & Services - 4.0%
2U, Inc. (a)	118,250	4,527,793
58.com, Inc. ADR (a)	139,126	6,630,745
Alphabet, Inc.:
Class A	3,600	2,894,616
Class C (a)	75,249	58,490,295
Cornerstone OnDemand, Inc. (a)	67,604	3,106,404
Facebook, Inc. Class A (a)	275,204	35,300,417
Just Dial Ltd.	111,750	726,819
New Relic, Inc. (a)	220,010	8,430,783
Shopify, Inc. Class A (a)	21,300	914,196
SPS Commerce, Inc. (a)	17,400	1,277,334
Velti PLC (a)(d)	284,296	1,023
Yahoo!, Inc. (a)	145,400	6,266,740
		128,567,165
IT Services - 0.4%
Alliance Data Systems Corp. (a)	3,900	836,667
Blackhawk Network Holdings, Inc. (a)	70,991	2,141,798
Cognizant Technology Solutions Corp. Class A (a)	28,200	1,345,422
Global Payments, Inc.	18,900	1,450,764
Travelport Worldwide Ltd.	553,864	8,324,576
		14,099,227
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Ltd.	64,100	11,058,532
Lam Research Corp.	42,900	4,063,059
Marvell Technology Group Ltd.	359,400	4,769,238
Micron Technology, Inc. (a)	101,500	1,804,670
NVIDIA Corp.	54,600	3,741,192
NXP Semiconductors NV (a)	92,100	9,395,121
Qorvo, Inc. (a)	439,065	24,473,483
Qualcomm, Inc.	134,908	9,241,198
Semtech Corp. (a)	46,600	1,292,218
SolarEdge Technologies, Inc. (a)	113,200	1,950,436
		71,789,147
Software - 3.5%
Activision Blizzard, Inc.	244,618	10,836,577
Adobe Systems, Inc. (a)	14,831	1,609,757
Autodesk, Inc. (a)	638,059	46,150,807
Electronic Arts, Inc. (a)	52,000	4,440,800
HubSpot, Inc. (a)	54,710	3,152,390
Microsoft Corp.	321,700	18,529,920
Nintendo Co. Ltd.	9,900	2,650,752
Parametric Technology Corp. (a)	50,400	2,233,224
RealPage, Inc. (a)	119,800	3,078,860
Salesforce.com, Inc. (a)	143,000	10,200,190
ServiceNow, Inc. (a)	8,600	680,690
Varonis Systems, Inc. (a)	66,762	2,009,536
Zendesk, Inc. (a)	149,724	4,598,024
		110,171,527
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	635,211	71,810,608
HP, Inc.	709,600	11,020,088
		82,830,696

TOTAL INFORMATION TECHNOLOGY		419,137,845

MATERIALS - 1.8%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	217,600	14,572,672
Eastman Chemical Co.	79,896	5,407,361
Ecolab, Inc.	28,500	3,469,020
Monsanto Co.	50,800	5,191,760
PPG Industries, Inc.	60,200	6,222,272
W.R. Grace & Co.	58,925	4,348,665
		39,211,750
Construction Materials - 0.1%
Eagle Materials, Inc.	45,550	3,521,015
Containers & Packaging - 0.4%
Ball Corp.	29,000	2,376,550
Graphic Packaging Holding Co.	303,498	4,245,937
WestRock Co.	142,422	6,904,619
		13,527,106

TOTAL MATERIALS		56,259,871

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	145,700	16,512,181
Boston Properties, Inc.	35,400	4,824,666
Coresite Realty Corp.	10,000	740,400
Corrections Corp. of America	13,100	181,697
Duke Realty LP	88,200	2,410,506
Equinix, Inc.	10,900	3,926,725
Extra Space Storage, Inc.	72,800	5,781,048
FelCor Lodging Trust, Inc.	48,300	310,569
NorthStar Realty Finance Corp.	86,000	1,132,620
Omega Healthcare Investors, Inc.	25,300	896,885
Outfront Media, Inc.	152,820	3,614,193
Store Capital Corp.	379,800	11,192,706
Sun Communities, Inc.	4,800	376,704
VEREIT, Inc.	419,800	4,353,326
		56,254,226
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	186,506	5,218,438

TOTAL REAL ESTATE		61,472,664

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	670,271	27,219,705
Cogent Communications Group, Inc.	41,300	1,520,253
Level 3 Communications, Inc. (a)	66,304	3,075,180
SBA Communications Corp. Class A (a)	18,800	2,108,608
Verizon Communications, Inc.	235,296	12,230,686
Zayo Group Holdings, Inc. (a)	115,300	3,425,563
		49,579,995
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	37,900	1,770,688
Telephone & Data Systems, Inc.	26,000	706,680
		2,477,368

TOTAL TELECOMMUNICATION SERVICES		52,057,363

UTILITIES - 2.0%
Electric Utilities - 1.3%
Edison International	61,405	4,436,511
Exelon Corp.	256,600	8,542,214
FirstEnergy Corp.	65,500	2,166,740
NextEra Energy, Inc.	109,351	13,375,814
PG&E Corp.	143,450	8,774,837
PPL Corp.	128,550	4,443,974
		41,740,090
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	67,800	1,149,888
Vivint Solar, Inc. (a)(c)	495,352	1,565,312
		2,715,200
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	46,700	1,084,841
Dominion Resources, Inc.	105,700	7,850,339
Sempra Energy	100,095	10,729,183
		19,664,363

TOTAL UTILITIES		64,119,653

TOTAL COMMON STOCKS
(Cost $1,707,906,755)		2,037,795,704
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $1,162,000)	1,162,000	1,000,738

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.35% 10/13/16 to 12/15/16 (e)
(Cost $1,399,305)	1,400,000	1,399,618
	Shares	Value

Fixed-Income Funds - 33.5%
Fidelity High Income Central Fund 2 (f)	756,277	$83,954,257
Fidelity VIP Investment Grade Central Fund (f)	9,119,597	983,457,339
TOTAL FIXED-INCOME FUNDS
(Cost $1,020,393,169)		1,067,411,596

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.43% (g)	81,463,705	81,488,144
Fidelity Securities Lending Cash Central Fund 0.46% (g)(h)	704,914	705,055
TOTAL MONEY MARKET FUNDS
(Cost $82,172,594)		82,193,199
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,813,033,823)		3,189,800,855
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,345,333)
NET ASSETS - 100%		$3,183,455,522

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
314 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	33,918,280	$(102,687)

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,023 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,399,618.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$167,320
Fidelity High Income Central Fund 2	3,754,620
Fidelity Securities Lending Cash Central Fund	138,565
Fidelity VIP Investment Grade Central Fund	30,834,230
Total	$34,894,735

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$53,349,035	$23,656,140	$--	$83,954,257	9.8%
Fidelity VIP Investment Grade Central Fund	915,358,433	30,834,228	--	983,457,339	19.9%
Total	$968,707,468	$54,490,368	$--	$1,067,411,596

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$262,335,561	$262,335,561	$--	$--
Consumer Staples	206,261,747	206,261,747	--	--
Energy	156,257,624	156,257,624	--	--
Financials	268,086,285	268,086,080	204	1
Health Care	309,938,509	309,938,509	--	--
Industrials	181,868,582	181,868,582	--	--
Information Technology	419,137,845	413,395,424	5,742,421	--
Materials	56,259,871	56,259,871	--	--
Real Estate	61,472,664	61,472,664	--	--
Telecommunication Services	52,057,363	52,057,363	--	--
Utilities	64,119,653	64,119,653	--	--
Corporate Bonds	1,000,738	--	--	1,000,738
U.S. Government and Government Agency Obligations	1,399,618	--	1,399,618	--
Fixed-Income Funds	1,067,411,596	1,067,411,596	--	--
Money Market Funds	82,193,199	82,193,199	--	--
Total Investments in Securities:	$3,189,800,855	$3,181,657,873	$7,142,243	$1,000,739
Derivative Instruments:
Liabilities
Futures Contracts	$(102,687)	$(102,687)	$--	$--
Total Liabilities	$(102,687)	$(102,687)	$--	$--
Total Derivative Instruments:	$(102,687)	$(102,687)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $2,830,315,631. Net unrealized appreciation aggregated $359,485,224 of which $413,660,322 related to appreciated investment securities and $54,175,098 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

September 30, 2016

VIPDCA-QTLY-1116
1.808777.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 28.4%
Hotels, Restaurants & Leisure - 8.6%
Dalata Hotel Group PLC (a)	224,140	$1,032,329
Hilton Worldwide Holdings, Inc.	17,600	403,568
Las Vegas Sands Corp.	175,000	10,069,501
Papa John's International, Inc.	4,087	322,260
Whitbread PLC	40,484	2,054,856
Wynn Resorts Ltd.	2,600	253,292
		14,135,806
Household Durables - 2.8%
Cairn Homes PLC (a)	820,864	991,276
D.R. Horton, Inc.	27,700	836,540
Lennar Corp. Class A	18,000	762,120
Newell Brands, Inc.	30,000	1,579,800
TRI Pointe Homes, Inc. (a)	31,600	416,488
		4,586,224
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	3,000	2,511,930
Media - 6.8%
Altice NV Class A (a)(b)	100,000	1,793,990
Charter Communications, Inc. Class A (a)	10,477	2,828,476
Comcast Corp. Class A	13,300	882,322
Havas SA	100,800	851,970
Interpublic Group of Companies, Inc.	60,000	1,341,000
ITV PLC	950,000	2,305,073
Omnicom Group, Inc.	8,100	688,500
Scripps Networks Interactive, Inc. Class A	6,800	431,732
		11,123,063
Multiline Retail - 3.0%
Dollar General Corp.	32,244	2,256,758
JC Penney Corp., Inc. (a)(b)	282,800	2,607,416
		4,864,174
Specialty Retail - 5.7%
AutoZone, Inc. (a)	4,900	3,764,866
Home Depot, Inc.	32,900	4,233,572
TJX Companies, Inc.	11,290	844,266
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,799	428,126
		9,270,830

TOTAL CONSUMER DISCRETIONARY		46,492,027

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	6,684	1,019,377
Personal Products - 0.0%
elf Beauty, Inc.	2,200	61,864
Tobacco - 0.4%
Reynolds American, Inc.	13,400	631,810

TOTAL CONSUMER STAPLES		1,713,051

ENERGY - 4.0%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	32,315	1,630,938
Oil, Gas & Consumable Fuels - 3.0%
ConocoPhillips Co.	47,900	2,082,213
Marathon Oil Corp.	76,200	1,204,722
Phillips 66 Co.	3,100	249,705
Suncor Energy, Inc.	39,700	1,102,080
Valero Energy Corp.	5,300	280,900
		4,919,620

TOTAL ENERGY		6,550,558

FINANCIALS - 9.3%
Banks - 1.7%
Wells Fargo & Co.	63,250	2,800,710
Capital Markets - 7.6%
CME Group, Inc.	57,600	6,020,352
Legg Mason, Inc.	19,981	668,964
Morgan Stanley	64,800	2,077,488
MSCI, Inc. Class A	12,571	1,055,210
S&P Global, Inc.	15,366	1,944,721
The NASDAQ OMX Group, Inc.	8,325	562,271
		12,329,006

TOTAL FINANCIALS		15,129,716

HEALTH CARE - 25.5%
Biotechnology - 20.4%
Actelion Ltd.	17,800	3,081,791
Alexion Pharmaceuticals, Inc. (a)	22,300	2,732,642
Amgen, Inc.	22,600	3,769,906
Biogen, Inc. (a)	7,660	2,397,810
Celgene Corp. (a)	62,700	6,554,031
Gilead Sciences, Inc.	114,918	9,092,312
Regeneron Pharmaceuticals, Inc. (a)	7,300	2,934,746
Vertex Pharmaceuticals, Inc. (a)	32,300	2,816,883
		33,380,121
Health Care Equipment & Supplies - 1.1%
Abiomed, Inc. (a)	4,000	514,320
Medtronic PLC	14,000	1,209,600
		1,723,920
Pharmaceuticals - 4.0%
Allergan PLC (a)	6,400	1,473,984
Cardiome Pharma Corp. (a)	15,800	49,612
Jazz Pharmaceuticals PLC (a)	23,217	2,820,401
Pacira Pharmaceuticals, Inc. (a)	29,700	1,016,334
The Medicines Company (a)	30,000	1,132,200
		6,492,531

TOTAL HEALTH CARE		41,596,572

INDUSTRIALS - 9.2%
Air Freight & Logistics - 0.4%
FedEx Corp.	2,200	384,296
United Parcel Service, Inc. Class B	2,900	317,144
		701,440
Airlines - 2.7%
Air Canada (a)	86,900	702,115
American Airlines Group, Inc.	10,700	391,727
Delta Air Lines, Inc.	18,700	736,032
Ryanair Holdings PLC sponsored ADR	24,600	1,845,738
Southwest Airlines Co.	9,900	385,011
United Continental Holdings, Inc. (a)	7,700	404,019
		4,464,642
Building Products - 0.3%
Kingspan Group PLC (Ireland)	16,700	449,863
Industrial Conglomerates - 1.2%
General Electric Co.	65,170	1,930,335
Machinery - 1.9%
Flowserve Corp.	10,700	516,168
IDEX Corp.	2,900	271,353
Pentair PLC	20,700	1,329,768
Xylem, Inc.	17,534	919,658
		3,036,947
Marine - 0.5%
Irish Continental Group PLC unit	171,000	839,446
Professional Services - 0.3%
Equifax, Inc.	3,500	471,030
Road & Rail - 1.1%
Norfolk Southern Corp.	11,900	1,155,014
Union Pacific Corp.	6,800	663,204
		1,818,218
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	39,257	1,255,439

TOTAL INDUSTRIALS		14,967,360

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	44,400	1,408,368
Finisar Corp. (a)	2,200	65,560
		1,473,928
Internet Software & Services - 6.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	24,126	2,552,290
Alphabet, Inc. Class C (a)	3,000	2,331,870
Datalex PLC	102,007	412,522
Facebook, Inc. Class A (a)	37,400	4,797,298
		10,093,980
IT Services - 1.8%
First Data Corp. Class A (a)	66,206	871,271
Fiserv, Inc. (a)	4,555	453,086
Global Payments, Inc.	4,200	322,392
Sabre Corp.	1,700	47,906
Visa, Inc. Class A	15,400	1,273,580
		2,968,235
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Ltd.	7,000	1,207,640
Intel Corp.	11,000	415,250
Lam Research Corp.	5,819	551,117
Tessera Technologies, Inc.	2,500	96,100
Texas Instruments, Inc.	28,800	2,021,184
		4,291,291
Software - 7.0%
Adobe Systems, Inc. (a)	59,800	6,490,692
Electronic Arts, Inc. (a)	39,900	3,407,460
Microsoft Corp.	17,600	1,013,760
Ultimate Software Group, Inc. (a)	2,300	470,097
		11,382,009
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	17,700	2,000,985

TOTAL INFORMATION TECHNOLOGY		32,210,428

MATERIALS - 0.7%
Chemicals - 0.3%
FMC Corp.	10,601	512,452
Containers & Packaging - 0.4%
International Paper Co.	14,311	686,642

TOTAL MATERIALS		1,199,094

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	5,900	668,647
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	16,603	775,692
TOTAL COMMON STOCKS
(Cost $138,628,572)		161,303,145

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.43% (c)	839,890	840,142
Fidelity Securities Lending Cash Central Fund 0.46% (c)(d)	4,342,243	4,343,111
TOTAL MONEY MARKET FUNDS
(Cost $5,182,352)		5,183,253
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $143,810,924)		166,486,398
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(3,137,762)
NET ASSETS - 100%		$163,348,636

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,866
Fidelity Securities Lending Cash Central Fund	29,787
Total	$43,653

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuasetion techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $143,979,734. Net unrealized appreciation aggregated $22,506,664, of which $26,304,443 related to appreciated investment securities and $3,797,779 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

September 30, 2016

VIPGI-QTLY-1116
1.808773.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Tyco International Ltd.	32,758	$1,524,230
Automobiles - 0.2%
General Motors Co.	49,800	1,582,146
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	5,100	292,179
Dunkin' Brands Group, Inc.	26,700	1,390,536
Las Vegas Sands Corp.	31,800	1,829,772
Whitbread PLC	13,277	673,904
Wingstop, Inc.	20,300	594,790
Yum! Brands, Inc.	25,389	2,305,575
		7,086,756
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	95,072	1
Polaris Industries, Inc.	17,800	1,378,432
		1,378,433
Media - 4.3%
Comcast Corp. Class A (c)	268,471	17,810,366
Scripps Networks Interactive, Inc. Class A	86,355	5,482,679
Sinclair Broadcast Group, Inc. Class A	48,018	1,386,760
The Walt Disney Co.	15,300	1,420,758
Time Warner, Inc.	166,349	13,243,044
Viacom, Inc. Class B (non-vtg.)	118,500	4,514,850
		43,858,457
Multiline Retail - 1.4%
Dollar General Corp.	6,200	433,938
Kohl's Corp.	11,800	516,250
Macy's, Inc.	13,900	514,995
Target Corp.	180,577	12,402,028
		13,867,211
Specialty Retail - 1.2%
Foot Locker, Inc.	28,200	1,909,704
L Brands, Inc.	23,500	1,663,095
Lowe's Companies, Inc.	119,317	8,615,881
		12,188,680
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	13,100	1,324,934

TOTAL CONSUMER DISCRETIONARY		82,810,847

CONSUMER STAPLES - 6.0%
Beverages - 1.9%
Britvic PLC	27,300	213,371
Diageo PLC	141,853	4,063,178
PepsiCo, Inc.	27,343	2,974,098
The Coca-Cola Co.	292,453	12,376,611
		19,627,258
Food & Staples Retailing - 1.4%
CVS Health Corp.	108,264	9,634,413
Kroger Co.	47,100	1,397,928
Walgreens Boots Alliance, Inc.	33,123	2,670,376
Whole Foods Market, Inc.	14,900	422,415
		14,125,132
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	32,200	2,544,122
Household Products - 1.9%
Procter & Gamble Co.	211,450	18,977,638
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	15,100	1,200,752
Tobacco - 0.5%
Philip Morris International, Inc. (c)	36,538	3,552,224
Reynolds American, Inc.	25,300	1,192,895
		4,745,119

TOTAL CONSUMER STAPLES		61,220,021

ENERGY - 12.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	48,400	2,442,748
National Oilwell Varco, Inc.	94,000	3,453,560
Oceaneering International, Inc.	101,800	2,800,518
Schlumberger Ltd.	21,547	1,694,456
		10,391,282
Oil, Gas & Consumable Fuels - 11.6%
Amyris, Inc. (a)(d)	32,895	19,079
Anadarko Petroleum Corp.	35,500	2,249,280
Apache Corp. (c)	120,100	7,670,787
Cabot Oil & Gas Corp.	32,800	846,240
Cenovus Energy, Inc.	409,500	5,877,423
Chevron Corp.	203,918	20,987,241
ConocoPhillips Co.	304,100	13,219,227
EQT Midstream Partners LP	8,100	617,139
Golar LNG Ltd.	85,600	1,814,720
Imperial Oil Ltd.	226,300	7,079,044
Kinder Morgan, Inc.	477,900	11,053,827
Legacy Reserves LP	168,788	227,864
MPLX LP	22,446	760,022
Plains GP Holdings LP Class A	66,100	855,334
PrairieSky Royalty Ltd.	108,809	2,218,561
Suncor Energy, Inc.	541,660	15,036,592
Teekay LNG Partners LP	76,500	1,157,445
The Williams Companies, Inc.	553,090	16,996,456
Williams Partners LP	252,505	9,390,661
		118,076,942

TOTAL ENERGY		128,468,224

FINANCIALS - 20.9%
Banks - 14.2%
Bank of America Corp.	1,878,532	29,399,026
Citigroup, Inc.	521,818	24,645,464
Comerica, Inc.	112,200	5,309,304
Cullen/Frost Bankers, Inc.	7,700	553,938
Fifth Third Bancorp	64,400	1,317,624
JPMorgan Chase & Co. (c)	534,132	35,567,848
Lloyds Banking Group PLC	261,500	184,754
M&T Bank Corp.	39,900	4,632,390
PNC Financial Services Group, Inc.	61,372	5,529,003
Regions Financial Corp.	670,800	6,620,796
Standard Chartered PLC (United Kingdom)	199,501	1,624,678
SunTrust Banks, Inc.	264,964	11,605,423
U.S. Bancorp	297,498	12,759,689
Wells Fargo & Co.	129,269	5,724,031
		145,473,968
Capital Markets - 5.7%
Apollo Global Management LLC Class A	94,000	1,688,240
Ashmore Group PLC	170,400	780,754
Charles Schwab Corp.	181,184	5,719,979
Goldman Sachs Group, Inc.	2,100	338,667
Intertrust NV	11,500	276,263
Invesco Ltd.	52,400	1,638,548
KKR & Co. LP	365,193	5,207,652
Morgan Stanley	220,783	7,078,303
Northern Trust Corp.	143,545	9,759,625
Oaktree Capital Group LLC Class A	38,200	1,619,680
S&P Global, Inc.	27,900	3,531,024
State Street Corp.	217,079	15,115,211
The Blackstone Group LP	226,900	5,792,757
		58,546,703
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	57,242	3,849,525
MetLife, Inc.	51,714	2,297,653
Principal Financial Group, Inc.	32,300	1,663,773
		7,810,951
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	169,550	2,297,403

TOTAL FINANCIALS		214,129,025

HEALTH CARE - 12.7%
Biotechnology - 2.8%
AbbVie, Inc.	62,300	3,929,261
Alexion Pharmaceuticals, Inc. (a)	10,000	1,225,400
Amgen, Inc.	49,444	8,247,754
Biogen, Inc. (a)	20,700	6,479,721
Gilead Sciences, Inc.	49,300	3,900,616
Grifols SA	21,100	454,618
Intercept Pharmaceuticals, Inc. (a)	6,645	1,093,701
Shire PLC sponsored ADR	18,200	3,528,252
		28,859,323
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	109,997	4,651,773
Ansell Ltd.	38,059	671,905
Becton, Dickinson & Co.	4,000	718,920
Medtronic PLC	131,785	11,386,224
Zimmer Biomet Holdings, Inc.	40,500	5,265,810
		22,694,632
Health Care Providers & Services - 1.4%
Anthem, Inc.	6,000	751,860
Cigna Corp.	29,500	3,844,440
McKesson Corp.	43,288	7,218,274
Patterson Companies, Inc.	47,943	2,202,501
		14,017,075
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	99,900	4,704,291
Pharmaceuticals - 5.8%
Allergan PLC (a)	4,500	1,036,395
AstraZeneca PLC sponsored ADR (d)	98,300	3,230,138
Bayer AG	7,200	723,098
Bristol-Myers Squibb Co.	90,300	4,868,976
GlaxoSmithKline PLC sponsored ADR	382,094	16,479,714
Innoviva, Inc.	43,800	481,362
Johnson & Johnson	157,859	18,647,884
Novartis AG sponsored ADR	4,425	349,398
Sanofi SA	38,848	2,958,312
Teva Pharmaceutical Industries Ltd. sponsored ADR	239,703	11,028,735
		59,804,012

TOTAL HEALTH CARE		130,079,333

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
General Dynamics Corp.	13,600	2,110,176
Meggitt PLC	38,842	227,056
Rolls-Royce Group PLC	178,700	1,667,218
The Boeing Co.	66,217	8,723,428
United Technologies Corp.	79,187	8,045,399
		20,773,277
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	37,600	2,649,296
PostNL NV (a)	551,014	2,501,305
United Parcel Service, Inc. Class B (c)	120,772	13,207,626
		18,358,227
Airlines - 0.3%
Copa Holdings SA Class A	33,138	2,913,824
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	27,100	1,169,636
Electrical Equipment - 1.0%
AMETEK, Inc.	34,200	1,634,076
Eaton Corp. PLC	14,500	952,795
Emerson Electric Co.	84,800	4,622,448
Hubbell, Inc. Class B	30,879	3,326,903
		10,536,222
Industrial Conglomerates - 2.8%
General Electric Co.	957,950	28,374,479
Machinery - 1.0%
Burckhardt Compression Holding AG	1,070	303,157
Caterpillar, Inc.	3,300	292,941
CLARCOR, Inc.	4,000	260,000
Deere & Co.	33,700	2,876,295
Donaldson Co., Inc.	41,500	1,549,195
Flowserve Corp.	35,400	1,707,696
IMI PLC	12,600	175,400
Pentair PLC	5,200	334,048
Wabtec Corp.	21,400	1,747,310
Xylem, Inc.	19,600	1,028,020
		10,274,062
Professional Services - 0.1%
Nielsen Holdings PLC	14,700	787,479
Road & Rail - 2.3%
CSX Corp.	266,647	8,132,734
J.B. Hunt Transport Services, Inc.	85,482	6,936,009
Kansas City Southern	29,700	2,771,604
Norfolk Southern Corp.	29,293	2,843,179
Union Pacific Corp.	24,500	2,389,485
		23,073,011
Trading Companies & Distributors - 0.4%
Howden Joinery Group PLC	16,600	93,014
W.W. Grainger, Inc.	2,700	607,068
Watsco, Inc.	24,092	3,394,563
		4,094,645

TOTAL INDUSTRIALS		120,354,862

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	534,004	16,938,607
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	43,826	2,094,883
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A	21,418	17,221,357
Class C (a)	18,183	14,133,464
		31,354,821
IT Services - 4.4%
First Data Corp. (e)	233,831	3,077,216
First Data Corp. Class A (a)	139,600	1,837,136
IBM Corp. (c)	38,158	6,061,398
MasterCard, Inc. Class A	98,810	10,055,894
Paychex, Inc.	117,631	6,807,306
Sabre Corp.	48,905	1,378,143
Unisys Corp. (a)	155,200	1,511,648
Visa, Inc. Class A	177,876	14,710,345
		45,439,086
Semiconductors & Semiconductor Equipment - 2.8%
Maxim Integrated Products, Inc.	88,300	3,525,819
Qualcomm, Inc. (c)	333,261	22,828,379
Xilinx, Inc.	40,000	2,173,600
		28,527,798
Software - 3.7%
Microsoft Corp. (c)	580,913	33,460,589
Oracle Corp.	76,891	3,020,278
SS&C Technologies Holdings, Inc.	47,900	1,539,985
		38,020,852
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	291,358	32,938,022
Western Digital Corp.	97,400	5,694,978
		38,633,000

TOTAL INFORMATION TECHNOLOGY		201,009,047

MATERIALS - 2.9%
Chemicals - 2.4%
CF Industries Holdings, Inc.	89,800	2,186,630
E.I. du Pont de Nemours & Co.	53,152	3,559,589
Johnson Matthey PLC	2,700	115,277
LyondellBasell Industries NV Class A	36,700	2,960,222
Monsanto Co.	111,619	11,407,462
Potash Corp. of Saskatchewan, Inc.	253,700	4,128,583
W.R. Grace & Co.	7,900	583,020
		24,940,783
Containers & Packaging - 0.5%
Ball Corp.	9,700	794,915
Graphic Packaging Holding Co.	7,400	103,526
Packaging Corp. of America	10,100	820,726
WestRock Co.	67,400	3,267,552
		4,986,719

TOTAL MATERIALS		29,927,502

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	12,200	1,382,626
Crown Castle International Corp.	31,700	2,986,457
First Potomac Realty Trust	8,800	80,520
Omega Healthcare Investors, Inc.	8,400	297,780
Public Storage	4,300	959,502
Sabra Health Care REIT, Inc.	30,600	770,508
		6,477,393
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc. (c)	146,180	7,598,436
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	220,200	7,330,458
Multi-Utilities - 0.0%
Sempra Energy	500	53,595

TOTAL UTILITIES		7,384,053

TOTAL COMMON STOCKS
(Cost $744,353,800)		989,458,743

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	28,029	9,536,867
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	21,500	1,424,805
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	5,300	429,300

TOTAL CONVERTIBLE PREFERRED STOCKS		11,390,972

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	16,901,670	21,907
TOTAL PREFERRED STOCKS
(Cost $9,357,422)		11,412,879
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (b)(f)	532,625	271,319
9.5% 4/15/19 pay-in-kind (e)(f)	716,000	362,923
Peabody Energy Corp. 4.75% 12/15/41 (g)	1,050,000	26,250
		660,492
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.43% (h)	22,658,038	22,664,835
Fidelity Securities Lending Cash Central Fund 0.46% (h)(i)	339,309	339,377
TOTAL MONEY MARKET FUNDS
(Cost $22,998,198)		23,004,212
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $778,780,156)		1,024,536,326
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,972,477)
NET ASSETS - 100%		$1,022,563,849

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	1/20/17 - $65.00	114	$22,458	$(50,160)
Comcast Corp. Class A	10/21/16 - $67.50	406	37,351	(15,428)
IBM Corp.	1/20/17 - $165.00	76	23,066	(27,550)
JPMorgan Chase & Co.	10/21/16 - $67.50	828	76,472	(57,546)
Microsoft Corp.	11/18/16 - $60.00	586	52,776	(42,192)
Philip Morris International, Inc.	12/16/16 - $105.00	82	6,396	(3,362)
Philip Morris International, Inc.	1/20/17 - $105.00	59	8,614	(3,688)
Qualcomm, Inc.	1/20/17 - $67.50	489	58,199	(191,933)
United Parcel Service, Inc. Class B	10/21/16 - $105.00	207	88,125	(96,773)
Verizon Communications, Inc.	12/16/16 - $52.50	147	13,818	(14,112)
Verizon Communications, Inc.	1/20/17 - $55.00	223	13,603	(8,586)
TOTAL WRITTEN OPTIONS			$400,878	$(511,330)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $271,320 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $22,425,258.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,440,139 or 0.3% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 4/15/16	$532,625
NJOY, Inc.	2/14/14	$164,894

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,359
Fidelity Securities Lending Cash Central Fund	51,179
Total	$64,538

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$82,810,847	$82,810,846	$--	$1
Consumer Staples	61,220,021	57,156,843	4,063,178	--
Energy	128,468,224	128,468,224	--	--
Financials	214,129,025	213,944,271	184,754	--
Health Care	139,616,200	125,726,018	13,890,182	--
Industrials	121,801,574	120,134,356	1,667,218	--
Information Technology	201,009,047	201,009,047	--	--
Materials	29,927,502	29,927,502	--	--
Real Estate	6,477,393	6,477,393	--	--
Telecommunication Services	7,598,436	7,598,436	--	--
Utilities	7,813,353	7,813,353	--	--
Corporate Bonds	660,492	--	389,173	271,319
Money Market Funds	23,004,212	23,004,212	--	--
Total Investments in Securities:	$1,024,536,326	$1,004,070,501	$20,194,505	$271,320
Derivative Instruments:
Liabilities
Written Options	$(511,328)	$(511,328)	$--	$--
Total Liabilities	$(511,328)	$(511,328)	$--	$--
Total Derivative Instruments:	$(511,328)	$(511,328)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $783,260,744. Net unrealized appreciation aggregated $241,275,582, of which $282,731,483 related to appreciated investment securities and $41,455,901 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

September 30, 2016

VIPVS-QTLY-1116
1.808798.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 2.1%
Delphi Automotive PLC	93,331	$6,656,367
Hertz Global Holdings, Inc. (a)	31,004	1,245,121
Tenneco, Inc. (a)	18,436	1,074,266
		8,975,754
Automobiles - 1.5%
General Motors Co.	203,846	6,476,187
Diversified Consumer Services - 3.3%
H&R Block, Inc.	168,190	3,893,599
Houghton Mifflin Harcourt Co. (a)	276,081	3,702,246
Service Corp. International	245,400	6,512,916
		14,108,761
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	19,530	1,118,874
Royal Caribbean Cruises Ltd.	45,100	3,380,245
Wyndham Worldwide Corp.	57,433	3,866,964
		8,366,083
Household Durables - 1.0%
Lennar Corp. Class A	74,766	3,165,592
Tupperware Brands Corp.	19,075	1,246,933
		4,412,525
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	150,537	3,012,245
Leisure Products - 1.8%
Hasbro, Inc.	34,794	2,760,208
Vista Outdoor, Inc. (a)	130,820	5,214,485
		7,974,693
Media - 3.3%
DISH Network Corp. Class A (a)	66,619	3,649,389
Liberty Broadband Corp. Class C (a)	32,680	2,335,966
Regal Entertainment Group Class A (b)	73,858	1,606,412
Sinclair Broadcast Group, Inc. Class A	88,984	2,569,858
Twenty-First Century Fox, Inc. Class A	162,700	3,940,594
		14,102,219
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	90,487	2,496,536

TOTAL CONSUMER DISCRETIONARY		69,925,003

CONSUMER STAPLES - 4.1%
Beverages - 1.8%
Cott Corp.	550,161	7,829,190
Food & Staples Retailing - 0.8%
Whole Foods Market, Inc.	122,953	3,485,718
Food Products - 1.5%
Calavo Growers, Inc.	74,696	4,887,359
Darling International, Inc. (a)	106,750	1,442,193
		6,329,552

TOTAL CONSUMER STAPLES		17,644,460

ENERGY - 5.3%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	127,500	6,434,925
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	65,500	4,150,080
Boardwalk Pipeline Partners, LP	66,056	1,133,521
ConocoPhillips Co.	130,000	5,651,100
Continental Resources, Inc. (a)	8,176	424,825
GasLog Ltd.	26,962	392,297
Range Resources Corp.	988	38,285
Teekay Corp.	89,312	688,596
Teekay Offshore Partners LP	208,510	1,317,783
Valero Energy Corp.	47,674	2,526,722
		16,323,209

TOTAL ENERGY		22,758,134

FINANCIALS - 14.9%
Banks - 6.9%
Bank of America Corp.	118,004	1,846,763
Barclays PLC sponsored ADR	273,069	2,372,970
CIT Group, Inc.	22,883	830,653
Citigroup, Inc.	150,630	7,114,255
Regions Financial Corp.	3,737	36,884
SunTrust Banks, Inc.	29,838	1,306,904
U.S. Bancorp	231,716	9,938,299
Wells Fargo & Co.	141,930	6,284,660
		29,731,388
Capital Markets - 2.4%
Apollo Global Management LLC Class A	93,802	1,684,684
Legg Mason, Inc.	59,733	1,999,861
NorthStar Asset Management Group, Inc.	304,342	3,935,142
The Blackstone Group LP	117,300	2,994,669
		10,614,356
Consumer Finance - 3.2%
Discover Financial Services	105,500	5,966,025
OneMain Holdings, Inc. (a)	71,700	2,219,115
Synchrony Financial	202,637	5,673,836
		13,858,976
Insurance - 2.4%
Brown & Brown, Inc.	54,549	2,057,043
Chubb Ltd.	24,639	3,095,890
FNF Group	100,566	3,711,891
Progressive Corp.	50,540	1,592,010
		10,456,834

TOTAL FINANCIALS		64,661,554

HEALTH CARE - 11.0%
Biotechnology - 2.1%
Gilead Sciences, Inc.	53,200	4,209,184
United Therapeutics Corp. (a)	40,800	4,817,664
		9,026,848
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	163,675	3,895,465
Health Care Providers & Services - 3.6%
Cigna Corp.	33,000	4,300,560
DaVita HealthCare Partners, Inc. (a)	30,103	1,988,905
Envision Healthcare Holdings, Inc. (a)	126,924	2,826,597
Laboratory Corp. of America Holdings (a)	12,125	1,666,945
Universal Health Services, Inc. Class B	37,078	4,568,751
		15,351,758
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	49,192	2,760,163
Pharmaceuticals - 3.8%
Jazz Pharmaceuticals PLC (a)	64,600	7,847,608
Sanofi SA sponsored ADR	30,749	1,174,304
Teva Pharmaceutical Industries Ltd. sponsored ADR	109,300	5,028,893
Valeant Pharmaceuticals International, Inc. (Canada) (a)	93,500	2,295,425
		16,346,230

TOTAL HEALTH CARE		47,380,464

INDUSTRIALS - 9.0%
Aerospace & Defense - 3.6%
Curtiss-Wright Corp.	5,109	465,481
Esterline Technologies Corp. (a)	58,500	4,448,340
General Dynamics Corp.	36,600	5,678,856
KLX, Inc. (a)	13,772	484,774
Orbital ATK, Inc.	35,990	2,743,518
Textron, Inc.	41,441	1,647,280
		15,468,249
Airlines - 1.0%
Delta Air Lines, Inc.	111,600	4,392,576
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	4,717	549,955
Machinery - 2.1%
Allison Transmission Holdings, Inc.	52,076	1,493,540
Deere & Co.	19,140	1,633,599
Ingersoll-Rand PLC	87,000	5,910,780
		9,037,919
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	34,156	1,168,477
Trading Companies & Distributors - 1.9%
AerCap Holdings NV (a)	110,282	4,244,754
Aircastle Ltd.	91,370	1,814,608
Herc Holdings, Inc. (a)	4,849	163,411
Univar, Inc. (a)	96,473	2,107,935
		8,330,708

TOTAL INDUSTRIALS		38,947,884

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	90,265	2,717,879
Electronic Equipment & Components - 1.4%
Flextronics International Ltd. (a)	189,102	2,575,569
TE Connectivity Ltd.	57,400	3,695,412
		6,270,981
IT Services - 2.9%
Computer Sciences Corp.	117,500	6,134,675
Fidelity National Information Services, Inc.	31,670	2,439,540
First Data Corp. Class A (a)	239,740	3,154,978
Science Applications International Corp.	10,442	724,362
		12,453,555
Semiconductors & Semiconductor Equipment - 5.8%
Cree, Inc. (a)	56,133	1,443,741
Cypress Semiconductor Corp. (b)	269,144	3,272,791
Marvell Technology Group Ltd.	299,300	3,971,711
NXP Semiconductors NV (a)	51,600	5,263,716
Qorvo, Inc. (a)	78,800	4,392,312
Qualcomm, Inc.	96,500	6,610,250
		24,954,521

TOTAL INFORMATION TECHNOLOGY		46,396,936

MATERIALS - 9.4%
Chemicals - 8.5%
Ashland Global Holdings, Inc.	9,468	1,097,815
CF Industries Holdings, Inc.	176,800	4,305,080
E.I. du Pont de Nemours & Co.	9,900	663,003
Eastman Chemical Co.	71,565	4,843,519
Ingevity Corp. (a)	81,460	3,755,306
LyondellBasell Industries NV Class A	121,857	9,828,986
PPG Industries, Inc.	27,636	2,856,457
The Dow Chemical Co.	125,600	6,509,848
Westlake Chemical Corp.	57,903	3,097,811
		36,957,825
Containers & Packaging - 0.7%
Ball Corp.	36,884	3,022,644
WestRock Co.	18	873
		3,023,517
Metals & Mining - 0.2%
Compass Minerals International, Inc.	9,720	716,364

TOTAL MATERIALS		40,697,706

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	62,300	7,060,459
Essex Property Trust, Inc.	24,337	5,419,850
Extra Space Storage, Inc.	50,377	4,000,438
Outfront Media, Inc.	99,001	2,341,374
WP Glimcher, Inc.	66,173	819,222
		19,641,343
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	237,600	6,648,048
Realogy Holdings Corp.	97,324	2,516,799
		9,164,847

TOTAL REAL ESTATE		28,806,190

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	88,861	4,121,373
UTILITIES - 7.5%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	142,800	9,169,188
Edison International	148,616	10,737,506
		19,906,694
Multi-Utilities - 2.9%
Sempra Energy	115,254	12,354,074

TOTAL UTILITIES		32,260,768

TOTAL COMMON STOCKS
(Cost $340,701,331)		413,600,472
	Principal Amount	Value

Convertible Bonds - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $2,964,522)	6,240,000	3,184,260

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.27% 12/22/16 (c)
(Cost $1,159,340)	1,160,000	1,159,367
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.43% (d)	17,106,839	$17,111,971
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)	755,791	755,942
TOTAL MONEY MARKET FUNDS
(Cost $17,863,418)		17,867,913
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $362,688,611)		435,812,012
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,382,460)
NET ASSETS - 100%		$432,429,552

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
62 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	9,607,520	$109,181
46 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2016	4,768,820	61,426
TOTAL FUTURES CONTRACTS			$170,607

The face value of futures purchased as a percentage of Net Assets is 3.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $909,503.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,982
Fidelity Securities Lending Cash Central Fund	82,685
Total	$127,667

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$69,925,003	$69,925,003	$--	$--
Consumer Staples	17,644,460	17,644,460	--	--
Energy	22,758,134	22,758,134	--	--
Financials	64,661,554	64,661,554	--	--
Health Care	47,380,464	47,380,464	--	--
Industrials	38,947,884	38,947,884	--	--
Information Technology	46,396,936	46,396,936	--	--
Materials	40,697,706	40,697,706	--	--
Real Estate	28,806,190	28,806,190	--	--
Telecommunication Services	4,121,373	4,121,373	--	--
Utilities	32,260,768	32,260,768	--	--
Corporate Bonds	3,184,260	--	3,184,260	--
U.S. Government and Government Agency Obligations	1,159,367	--	1,159,367	--
Money Market Funds	17,867,913	17,867,913	--	--
Total Investments in Securities:	$435,812,012	$431,468,385	$4,343,627	$--
Derivative Instruments:
Assets
Futures Contracts	$170,607	$170,607	$--	$--
Total Assets	$170,607	$170,607	$--	$--
Total Derivative Instruments:	$170,607	$170,607	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $362,708,463. Net unrealized appreciation aggregated $73,103,549, of which $77,052,149 related to appreciated investment securities and $3,948,600 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

September 30, 2016

VIPGRO-QTLY-1116
1.808783.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.4%
Tenneco, Inc. (a)	37,300	$2,173,471
Automobiles - 2.0%
Tesla Motors, Inc. (a)	53,900	10,997,217
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	97,100	3,270,328
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza, Inc.	6,900	1,047,765
Las Vegas Sands Corp.	13,004	748,250
Starbucks Corp.	120,064	6,500,265
U.S. Foods Holding Corp.	61,600	1,454,376
		9,750,656
Household Durables - 0.1%
Newell Brands, Inc.	10,300	542,398
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (a)	23,173	19,402,985
Expedia, Inc.	13,800	1,610,736
Groupon, Inc. Class A (a)(b)	212,100	1,092,315
Priceline Group, Inc. (a)	1,450	2,133,661
Takeaway.com Holding BV (c)	14,200	781,467
Wayfair LLC Class A (a)	24,900	980,313
		26,001,477
Media - 4.4%
AMC Networks, Inc. Class A (a)	7,700	399,322
Charter Communications, Inc. Class A (a)	57,763	15,594,277
Comcast Corp. Class A	56,239	3,730,895
Liberty Global PLC Class A (a)	33,800	1,155,284
Lions Gate Entertainment Corp. (b)	56,200	1,123,438
The Walt Disney Co.	28,000	2,600,080
		24,603,296
Specialty Retail - 0.9%
Home Depot, Inc.	19,010	2,446,207
TJX Companies, Inc.	31,800	2,378,004
		4,824,211
Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. (a)	24,472	1,492,303
NIKE, Inc. Class B	31,918	1,680,483
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,000	1,099,200
VF Corp.	24,400	1,367,620
		5,639,606

TOTAL CONSUMER DISCRETIONARY		87,802,660

CONSUMER STAPLES - 7.3%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	23,300	3,879,217
Molson Coors Brewing Co. Class B	21,900	2,404,620
Monster Beverage Corp. (a)	22,665	3,327,449
The Coca-Cola Co.	50,469	2,135,848
		11,747,134
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	41,700	6,359,667
CVS Health Corp.	90,300	8,035,797
Walgreens Boots Alliance, Inc.	7,700	620,774
Whole Foods Market, Inc.	18,700	530,145
		15,546,383
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	19,045	1,504,745
Tobacco - 2.1%
Altria Group, Inc.	9,200	581,716
British American Tobacco PLC (United Kingdom)	17,900	1,141,592
Imperial Tobacco Group PLC	28,372	1,461,230
Philip Morris International, Inc.	19,000	1,847,180
Reynolds American, Inc.	139,500	6,577,425
		11,609,143

TOTAL CONSUMER STAPLES		40,407,405

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	10,600	671,616
Cabot Oil & Gas Corp.	49,482	1,276,636
Devon Energy Corp.	31,600	1,393,876
PDC Energy, Inc. (a)	20,800	1,394,848
Teekay LNG Partners LP	49,100	742,883
The Williams Companies, Inc.	28,200	866,586
Williams Partners LP	36,900	1,372,311
		7,718,756
FINANCIALS - 1.9%
Banks - 0.7%
Bank of the Ozarks, Inc.	15,200	583,680
HDFC Bank Ltd. sponsored ADR	46,100	3,314,129
		3,897,809
Capital Markets - 0.9%
BlackRock, Inc. Class A	2,300	833,658
Charles Schwab Corp.	57,200	1,805,804
MSCI, Inc. Class A	29,700	2,493,018
		5,132,480
Insurance - 0.3%
FNF Group	41,400	1,528,074

TOTAL FINANCIALS		10,558,363

HEALTH CARE - 20.1%
Biotechnology - 10.7%
AbbVie, Inc.	19,500	1,229,865
ACADIA Pharmaceuticals, Inc. (a)	44,818	1,425,661
Aduro Biotech, Inc. (a)(b)	13,700	170,291
Adverum Biotechnologies, Inc. (a)	400	1,644
Agios Pharmaceuticals, Inc. (a)	14,300	755,326
Alexion Pharmaceuticals, Inc. (a)	78,352	9,601,254
Alkermes PLC (a)	89,400	4,204,482
Alnylam Pharmaceuticals, Inc. (a)	39,703	2,691,069
Amgen, Inc.	52,859	8,817,410
Amicus Therapeutics, Inc. (a)	147,800	1,093,720
Asterias Biotherapeutics, Inc. (b)	10,595	44,923
Asterias Biotherapeutics, Inc. warrants 2/15/17 (a)	2,119	1,081
aTyr Pharma, Inc. (c)	22,036	70,074
BioMarin Pharmaceutical, Inc. (a)	25,700	2,377,764
BioTime, Inc. warrants 10/1/18 (a)	9,538	7,726
bluebird bio, Inc. (a)	27,710	1,878,184
Celldex Therapeutics, Inc. (a)	34,900	140,996
Coherus BioSciences, Inc. (a)	21,800	583,804
Five Prime Therapeutics, Inc. (a)	13,700	719,113
Genocea Biosciences, Inc. (a)(b)	16,693	85,468
Gilead Sciences, Inc.	10,286	813,828
Global Blood Therapeutics, Inc. (a)	6,900	159,045
Insmed, Inc. (a)	76,442	1,109,938
Intercept Pharmaceuticals, Inc. (a)(b)	2,500	411,475
Ionis Pharmaceuticals, Inc. (a)	125,806	4,609,532
Lexicon Pharmaceuticals, Inc. (a)	23,506	424,753
Merrimack Pharmaceuticals, Inc. (a)	89,800	570,230
Novavax, Inc. (a)(b)	179,700	373,776
Opko Health, Inc. (a)	16,145	170,976
Prothena Corp. PLC (a)	25,402	1,523,358
Regeneron Pharmaceuticals, Inc. (a)	18,100	7,276,562
Regulus Therapeutics, Inc. (a)(b)	54,400	179,520
Rigel Pharmaceuticals, Inc. (a)	111,406	408,860
Sage Therapeutics, Inc. (a)	6,300	290,115
Spark Therapeutics, Inc. (a)	2,500	150,150
TESARO, Inc. (a)	7,900	791,896
Vertex Pharmaceuticals, Inc. (a)	43,300	3,776,193
XOMA Corp. (a)(b)	232,224	106,591
		59,046,653
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	261,900	6,233,220
Danaher Corp.	15,600	1,222,884
Insulet Corp. (a)	41,300	1,690,822
Medtronic PLC	62,600	5,408,640
Nevro Corp. (a)	6,155	642,520
		15,198,086
Health Care Providers & Services - 2.8%
Anthem, Inc.	47,600	5,964,756
Cardinal Health, Inc.	17,000	1,320,900
Cigna Corp.	14,800	1,928,736
Express Scripts Holding Co. (a)	8,226	580,180
HealthSouth Corp. warrants 1/17/17 (a)	221	530
McKesson Corp.	18,185	3,032,349
UnitedHealth Group, Inc.	20,000	2,800,000
		15,627,451
Health Care Technology - 0.4%
athenahealth, Inc. (a)	16,900	2,131,428
Castlight Health, Inc. Class B (a)	17,500	72,800
		2,204,228
Pharmaceuticals - 3.4%
Allergan PLC (a)	25,363	5,841,353
Endo International PLC (a)	274,100	5,523,115
Innoviva, Inc.	25,200	276,948
Teva Pharmaceutical Industries Ltd. sponsored ADR	151,500	6,970,515
		18,611,931

TOTAL HEALTH CARE		110,688,349

INDUSTRIALS - 4.3%
Air Freight & Logistics - 0.3%
FedEx Corp.	5,700	995,676
United Parcel Service, Inc. Class B	5,652	618,103
		1,613,779
Airlines - 1.0%
Delta Air Lines, Inc.	43,900	1,727,904
JetBlue Airways Corp. (a)	7,300	125,852
Southwest Airlines Co.	36,800	1,431,152
Spirit Airlines, Inc. (a)	57,400	2,441,222
Wizz Air Holdings PLC (a)	1,016	21,597
		5,747,727
Electrical Equipment - 0.5%
Fortive Corp.	7,850	399,565
SolarCity Corp. (a)	49,071	959,829
Sunrun, Inc. (a)(b)	262,100	1,651,230
		3,010,624
Industrial Conglomerates - 0.6%
3M Co.	10,100	1,779,923
Honeywell International, Inc.	12,200	1,422,398
		3,202,321
Machinery - 0.5%
Allison Transmission Holdings, Inc.	52,400	1,502,832
Caterpillar, Inc.	12,700	1,127,379
		2,630,211
Professional Services - 0.8%
TransUnion Holding Co., Inc. (a)	36,300	1,252,350
TriNet Group, Inc. (a)	119,200	2,578,296
Verisk Analytics, Inc. (a)	8,400	682,752
		4,513,398
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	6,910	560,677
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	80,000	2,558,400

TOTAL INDUSTRIALS		23,837,137

INFORMATION TECHNOLOGY - 37.6%
Communications Equipment - 0.1%
Infinera Corp. (a)	91,573	826,904
Electronic Equipment & Components - 0.5%
CDW Corp.	7,000	320,110
Jabil Circuit, Inc.	120,691	2,633,478
		2,953,588
Internet Software & Services - 11.8%
Alphabet, Inc.:
Class A	14,902	11,982,102
Class C (a)	25,463	19,792,135
Apptio, Inc.	800	17,360
Endurance International Group Holdings, Inc. (a)(b)	748,470	6,549,113
Facebook, Inc. Class A (a)	107,610	13,803,135
GoDaddy, Inc. (a)(b)	213,020	7,355,581
The Trade Desk, Inc.	700	20,447
Wix.com Ltd. (a)	124,207	5,394,310
		64,914,183
IT Services - 11.2%
Alliance Data Systems Corp. (a)	68,100	14,609,493
Booz Allen Hamilton Holding Corp. Class A	50,600	1,599,466
Capgemini SA	20,200	1,978,260
Cognizant Technology Solutions Corp. Class A (a)	180,164	8,595,624
EPAM Systems, Inc. (a)	101,600	7,041,896
First Data Corp. Class A (a)	28,000	368,480
Global Payments, Inc.	4,700	360,772
Luxoft Holding, Inc. (a)	92,800	4,904,480
MasterCard, Inc. Class A	62,600	6,370,802
PayPal Holdings, Inc. (a)	15,400	630,938
Sabre Corp.	101,200	2,851,816
Travelport Worldwide Ltd.	190,300	2,860,209
Visa, Inc. Class A	116,300	9,618,010
		61,790,246
Semiconductors & Semiconductor Equipment - 2.4%
NVIDIA Corp.	23,300	1,596,516
NXP Semiconductors NV (a)	82,500	8,415,825
Qualcomm, Inc.	8,300	568,550
SolarEdge Technologies, Inc. (a)(b)	150,835	2,598,887
		13,179,778
Software - 5.6%
Activision Blizzard, Inc.	65,000	2,879,500
Adobe Systems, Inc. (a)	19,600	2,127,384
Autodesk, Inc. (a)	39,500	2,857,035
Electronic Arts, Inc. (a)	35,600	3,040,240
Microsoft Corp.	172,549	9,938,822
Red Hat, Inc. (a)	7,800	630,474
Salesforce.com, Inc. (a)	97,677	6,967,300
Tyler Technologies, Inc. (a)	8,000	1,369,840
Workday, Inc. Class A (a)	12,700	1,164,463
		30,975,058
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	281,543	31,828,434
Nimble Storage, Inc. (a)	124,300	1,097,569
		32,926,003

TOTAL INFORMATION TECHNOLOGY		207,565,760

MATERIALS - 3.7%
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	42,400	2,839,528
LyondellBasell Industries NV Class A	115,800	9,340,428
Monsanto Co.	23,900	2,442,580
PPG Industries, Inc.	36,400	3,762,304
The Dow Chemical Co.	29,000	1,503,070
W.R. Grace & Co.	3,900	287,820
		20,175,730
Containers & Packaging - 0.0%
Ball Corp.	3,500	286,825

TOTAL MATERIALS		20,462,555

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	151,700	17,192,161
Extra Space Storage, Inc.	52,900	4,200,789
Public Storage	6,300	1,405,782
		22,798,732
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	57,000	6,393,120
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	140,600	6,568,832

TOTAL TELECOMMUNICATION SERVICES		12,961,952

UTILITIES - 0.1%
Electric Utilities - 0.1%
DONG Energy A/S	14,400	597,474
TOTAL COMMON STOCKS
(Cost $367,445,546)		545,399,143

Convertible Preferred Stocks - 1.1%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)	45,022	737,010
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(d)	215,881	671,390

TOTAL CONSUMER STAPLES		1,408,400

INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	66,008	3,219,357
Software - 0.2%
Cloudera, Inc. Series F (a)(d)	6,366	201,798
Cloudflare, Inc. Series D 8.00%(a)(d)	5,997	39,460
MongoDB, Inc. Series F, 8.00% (a)(d)	82,814	728,266
		969,524

TOTAL INFORMATION TECHNOLOGY		4,188,881

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (a)(d)	152,148	693,795
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,471,285)		6,291,076

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.43% (e)	266,810	266,891
Fidelity Securities Lending Cash Central Fund 0.46% (e)(f)	14,941,841	14,944,830
TOTAL MONEY MARKET FUNDS
(Cost $15,208,875)		15,211,721
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $387,125,706)		566,901,940
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(14,732,360)
NET ASSETS - 100%		$552,169,580

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $851,541 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,291,076 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$600,004
Cloudera, Inc. Series F	2/5/14	$92,689
Cloudflare, Inc. Series D 8.00%	11/5/14	$36,735
MongoDB, Inc. Series F, 8.00%	10/2/13	$1,384,992
PAX Labs, Inc. Series C	5/22/15	$831,142
Redfin Corp. Series G	12/16/14	$501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,985

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,862
Fidelity Securities Lending Cash Central Fund	586,154
Total	$601,016

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$87,802,660	$87,802,660	$--	$--
Consumer Staples	41,815,805	39,265,813	1,141,592	1,408,400
Energy	7,718,756	7,718,756	--	--
Financials	10,558,363	10,558,363	--	--
Health Care	110,688,349	110,688,349	--	--
Industrials	23,837,137	23,837,137	--	--
Information Technology	211,754,641	207,565,760	--	4,188,881
Materials	20,462,555	20,462,555	--	--
Real Estate	23,492,527	22,798,732	--	693,795
Telecommunication Services	12,961,952	12,961,952	--	--
Utilities	597,474	597,474	--	--
Money Market Funds	15,211,721	15,211,721	--	--
Total Investments in Securities:	$566,901,940	$559,469,272	$1,141,592	$6,291,076

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$6,081,063
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	210,013
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,291,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$210,013

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$6,291,076	Market approach	Transaction price	$48.77	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.8 - 8.0 / 3.2	Increase
			Discount rate	3.0% - 63.0% / 27.4%	Decrease
			Discount for lack of marketability	5.0% - 20.0% / 11.0%	Decrease
			Premium rate	8.0% - 130.0% / 31.9%	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $390,504,661. Net unrealized appreciation aggregated $176,397,279, of which $199,695,349 related to appreciated investment securities and $23,298,070 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2016

VIPMID-QTLY-1116
1.808785.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.4%
Delphi Automotive PLC	488,461	$34,837,039
Gentex Corp.	2,333,292	40,972,608
Tenneco, Inc. (a)	208,176	12,130,416
Tyco International Ltd.	147,276	6,852,752
Visteon Corp.	235,822	16,899,005
		111,691,820
Distributors - 0.3%
LKQ Corp. (a)	598,200	21,212,172
Diversified Consumer Services - 0.8%
DeVry, Inc. (b)	35,800	825,548
Houghton Mifflin Harcourt Co. (a)	2,252,500	30,206,025
New Oriental Education & Technology Group, Inc. sponsored ADR	455,596	21,121,431
ServiceMaster Global Holdings, Inc. (a)	286,300	9,642,584
		61,795,588
Hotels, Restaurants & Leisure - 2.5%
Buffalo Wild Wings, Inc. (a)	89,100	12,539,934
Darden Restaurants, Inc.	295,500	18,120,060
DineEquity, Inc.	692,300	54,823,237
Extended Stay America, Inc. unit	105,600	1,499,520
Interval Leisure Group, Inc.	597,000	10,250,490
Jubilant Foodworks Ltd.	75,070	1,090,462
Las Vegas Sands Corp.	618,188	35,570,538
Texas Roadhouse, Inc. Class A	420,500	16,412,115
The Restaurant Group PLC	166,500	829,354
Wyndham Worldwide Corp.	761,100	51,244,863
		202,380,573
Household Durables - 3.3%
Ethan Allen Interiors, Inc.	154,100	4,818,707
Harman International Industries, Inc.	335,705	28,350,287
iRobot Corp. (a)	425,480	18,712,610
Lennar Corp. Class A	1,292,300	54,715,982
Maisons du Monde SA	18,250	515,399
Mohawk Industries, Inc. (a)	38,000	7,612,920
NVR, Inc. (a)	25,614	42,003,630
PulteGroup, Inc.	3,263,600	65,402,544
Toll Brothers, Inc. (a)	1,659,900	49,564,614
		271,696,693
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	168,200	6,694,360
Liberty Interactive Corp. QVC Group Series A (a)	101,800	2,037,018
		8,731,378
Leisure Products - 0.6%
Polaris Industries, Inc. (b)	605,247	46,870,328
Media - 1.3%
Discovery Communications, Inc. Class A (a)	300	8,076
Interpublic Group of Companies, Inc.	2,375,085	53,083,150
Lions Gate Entertainment Corp. (b)	965,200	19,294,348
Naspers Ltd. Class N	62,800	10,868,979
News Corp. Class A	855,800	11,964,084
Omnicom Group, Inc.	156,100	13,268,500
		108,487,137
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	252,900	19,961,397
Specialty Retail - 2.1%
AutoZone, Inc. (a)	27,332	21,000,269
Dick's Sporting Goods, Inc.	262,800	14,906,016
Foot Locker, Inc.	776,887	52,610,788
GNC Holdings, Inc.	672,700	13,736,534
Party City Holdco, Inc. (a)(b)	497,000	8,508,640
Ross Stores, Inc.	13,100	842,330
Select Comfort Corp. (a)	259,253	5,599,865
TJX Companies, Inc.	518,500	38,773,430
Williams-Sonoma, Inc. (b)	334,200	17,070,936
		173,048,808
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	357,700	21,301,035
G-III Apparel Group Ltd. (a)	1,163,866	33,926,694
Kate Spade & Co. (a)	397,600	6,810,888
Page Industries Ltd.	21,178	4,811,224
PVH Corp.	498,400	55,073,200
Ralph Lauren Corp.	92,900	9,395,906
VF Corp.	225,576	12,643,535
		143,962,482

TOTAL CONSUMER DISCRETIONARY		1,169,838,376

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
C&C Group PLC	1,506,523	6,244,781
Dr. Pepper Snapple Group, Inc.	386,825	35,320,991
		41,565,772
Food & Staples Retailing - 0.4%
CVS Health Corp.	208,047	18,514,103
Manitowoc Foodservice, Inc. (a)	768,079	12,458,241
		30,972,344
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)(b)	102,200	1,655,640
Britannia Industries Ltd. (a)	15,000	759,102
Bunge Ltd.	227,488	13,474,114
Ingredion, Inc.	41,205	5,482,737
TreeHouse Foods, Inc. (a)	56,300	4,908,797
		26,280,390

TOTAL CONSUMER STAPLES		98,818,506

ENERGY - 3.8%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	449,181	22,670,165
Dril-Quip, Inc. (a)	474,300	26,437,482
Ensco PLC Class A	102,700	872,950
Frank's International NV	75,136	976,768
Halliburton Co.	816,800	36,657,984
National Oilwell Varco, Inc.	241,100	8,858,014
Nuverra Environmental Solutions, Inc. (a)	470	94
Oceaneering International, Inc.	569,700	15,672,447
		112,145,904
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	96,000	6,082,560
Apache Corp.	548,596	35,038,827
Cimarex Energy Co.	328,152	44,093,784
HollyFrontier Corp.	93,500	2,290,750
Newfield Exploration Co. (a)	535,600	23,277,176
PDC Energy, Inc. (a)	158,800	10,649,128
SM Energy Co.	77,700	2,997,666
Southwestern Energy Co. (a)	871,500	12,061,560
Suncor Energy, Inc.	1,708,700	47,433,861
Teekay LNG Partners LP	371,886	5,626,635
Western Refining, Inc.	248,600	6,577,956
		196,129,903

TOTAL ENERGY		308,275,807

FINANCIALS - 16.9%
Banks - 5.6%
Boston Private Financial Holdings, Inc.	1,515,816	19,447,919
CIT Group, Inc.	290,200	10,534,260
Comerica, Inc.	706,929	33,451,880
Commerce Bancshares, Inc.	807,849	39,794,642
CVB Financial Corp.	1,142,400	20,117,664
First Citizen Bancshares, Inc.	42,500	12,490,325
First Commonwealth Financial Corp.	1,123,300	11,334,097
First Republic Bank	509,800	39,310,678
Hilltop Holdings, Inc. (a)	142,700	3,205,042
Huntington Bancshares, Inc.	4,649,016	45,839,298
Investors Bancorp, Inc.	1,442,300	17,322,023
Lakeland Financial Corp.	1,003,419	35,541,101
M&T Bank Corp.	374,100	43,433,010
Prosperity Bancshares, Inc.	278,700	15,297,843
Regions Financial Corp.	2,359,700	23,290,239
SunTrust Banks, Inc.	964,165	42,230,427
UMB Financial Corp.	718,700	42,726,715
Valley National Bancorp	175,700	1,709,561
		457,076,724
Capital Markets - 3.7%
Ameriprise Financial, Inc.	177,613	17,720,449
CRISIL Ltd.	84,555	2,836,959
Diamond Hill Investment Group, Inc.	8,500	1,570,715
E*TRADE Financial Corp. (a)	26,400	768,768
Franklin Resources, Inc.	442,000	15,721,940
Greenhill & Co., Inc.	152,800	3,601,496
Invesco Ltd.	1,677,700	52,461,679
Lazard Ltd. Class A	520,545	18,927,016
Legg Mason, Inc.	230,800	7,727,184
Moody's Corp.	161,200	17,454,736
Raymond James Financial, Inc.	491,895	28,633,208
S&P Global, Inc.	846,730	107,162,149
Stifel Financial Corp.(a)	684,900	26,334,405
		300,920,704
Consumer Finance - 2.0%
Capital One Financial Corp.	461,600	33,156,728
Discover Financial Services	217,100	12,277,005
Kruk SA	88,400	5,502,027
OneMain Holdings, Inc. (a)	544,100	16,839,895
SLM Corp. (a)	8,638,046	64,526,204
Synchrony Financial	1,225,500	34,314,000
		166,615,859
Insurance - 4.2%
AFLAC, Inc.	446,500	32,089,955
Bajaj Finserv Ltd.	58,922	2,721,698
Brown & Brown, Inc.	31,900	1,202,949
Chubb Ltd.	115,939	14,567,735
First American Financial Corp.	1,420,300	55,789,384
FNF Group	22,700	837,857
Hiscox Ltd.	1,774,050	23,960,112
Marsh & McLennan Companies, Inc.	652,584	43,886,274
Primerica, Inc. (b)	539,120	28,589,534
Principal Financial Group, Inc.	1,226,700	63,187,317
Progressive Corp.	236,500	7,449,750
Reinsurance Group of America, Inc.	651,458	70,318,377
		344,600,942
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Corp. Class A	1,576,876	20,877,838
Thrifts & Mortgage Finance - 1.1%
Beneficial Bancorp, Inc.	427,862	6,293,850
Essent Group Ltd. (a)	2,906,300	77,336,643
Housing Development Finance Corp. Ltd.	349,130	7,325,523
		90,956,016

TOTAL FINANCIALS		1,381,048,083

HEALTH CARE - 14.0%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	147,800	18,111,412
AMAG Pharmaceuticals, Inc. (a)	623,800	15,289,338
Amgen, Inc.	82,200	13,711,782
BioMarin Pharmaceutical, Inc. (a)	122,100	11,296,692
Regeneron Pharmaceuticals, Inc. (a)	21,100	8,482,622
Seattle Genetics, Inc. (a)	241,154	13,024,728
United Therapeutics Corp. (a)	473,700	55,934,496
		135,851,070
Health Care Equipment & Supplies - 5.6%
Alere, Inc. (a)	110,600	4,782,344
Becton, Dickinson & Co.	178,800	32,135,724
Boston Scientific Corp. (a)	4,044,503	96,259,171
Dentsply Sirona, Inc.	764,700	45,446,121
Hill-Rom Holdings, Inc.	203,111	12,588,820
Hologic, Inc. (a)	884,424	34,342,184
Medtronic PLC	81,200	7,015,680
Olympus Corp.	509,800	17,802,908
ResMed, Inc.	354,548	22,971,165
Steris PLC	950,100	69,452,310
The Cooper Companies, Inc.	199,083	35,687,619
Zimmer Biomet Holdings, Inc.	590,900	76,828,818
		455,312,864
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	55,300	4,467,134
AmSurg Corp. (a)	341,200	22,877,460
Cardinal Health, Inc.	873,347	67,859,062
Centene Corp. (a)	213,100	14,269,176
Community Health Systems, Inc. (a)	46,000	530,840
DaVita HealthCare Partners, Inc. (a)	708,500	46,810,595
HCA Holdings, Inc. (a)	311,735	23,576,518
Laboratory Corp. of America Holdings (a)	323,400	44,461,032
McKesson Corp.	192,950	32,174,413
Quest Diagnostics, Inc.	65,000	5,500,950
Quorum Health Corp. (a)	43,725	274,156
Surgical Care Affiliates, Inc. (a)	98,900	4,822,364
Universal Health Services, Inc. Class B	98,900	12,186,458
VCA, Inc. (a)	14,300	1,000,714
		280,810,872
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	828,606	39,019,057
Bruker Corp.	616,800	13,970,520
Cambrex Corp. (a)	20,500	911,430
Charles River Laboratories International, Inc. (a)	9,900	825,066
PAREXEL International Corp. (a)	47,600	3,305,820
Thermo Fisher Scientific, Inc.	352,863	56,126,389
		114,158,282
Pharmaceuticals - 1.9%
Catalent, Inc. (a)	849,800	21,958,832
Endo International PLC (a)	870,500	17,540,575
Jazz Pharmaceuticals PLC (a)	553,771	67,272,101
Pacira Pharmaceuticals, Inc. (a)	75,900	2,597,298
Perrigo Co. PLC	148,800	13,738,704
Teva Pharmaceutical Industries Ltd. sponsored ADR	754,056	34,694,117
		157,801,627

TOTAL HEALTH CARE		1,143,934,715

INDUSTRIALS - 13.8%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	427,148	38,917,454
Esterline Technologies Corp. (a)	151,548	11,523,710
Hexcel Corp.	88,700	3,929,410
Huntington Ingalls Industries, Inc.	274,100	42,052,422
Rockwell Collins, Inc.	430,483	36,306,936
Teledyne Technologies, Inc. (a)	8,800	949,784
Textron, Inc.	1,664,081	66,147,220
		199,826,936
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	325,400	22,927,684
FedEx Corp.	348,811	60,930,305
		83,857,989
Airlines - 0.9%
Allegiant Travel Co.	50,100	6,616,707
Copa Holdings SA Class A	64,700	5,689,071
Southwest Airlines Co.	135,200	5,257,928
Spirit Airlines, Inc. (a)	1,397,413	59,431,975
		76,995,681
Building Products - 0.7%
A.O. Smith Corp.	207,800	20,528,562
Lennox International, Inc.	218,757	34,351,412
		54,879,974
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	111,100	5,950,516
Herman Miller, Inc.	276,100	7,896,460
HNI Corp.	206,877	8,233,705
KAR Auction Services, Inc.	290,982	12,558,783
Knoll, Inc.	1,026,700	23,460,095
Matthews International Corp. Class A	28,744	1,746,485
Multi-Color Corp.	34,600	2,283,600
		62,129,644
Construction & Engineering - 1.4%
EMCOR Group, Inc.	817,107	48,715,919
Jacobs Engineering Group, Inc. (a)	724,655	37,479,157
Quanta Services, Inc. (a)	345,771	9,678,130
Valmont Industries, Inc.	141,881	19,092,926
		114,966,132
Electrical Equipment - 0.1%
AMETEK, Inc.	200,800	9,594,224
Regal Beloit Corp.	5,200	309,348
Rockwell Automation, Inc.	8,100	990,954
		10,894,526
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	54,700	5,610,579
Machinery - 4.2%
AGCO Corp.	602,300	29,705,436
Colfax Corp. (a)	783,400	24,622,262
Cummins, Inc.	13,875	1,778,081
Flowserve Corp.	258,900	12,489,336
IDEX Corp.	17,500	1,637,475
Ingersoll-Rand PLC	811,445	55,129,573
Mueller Industries, Inc.	691,004	22,402,350
Pentair PLC	74,800	4,805,152
Rexnord Corp. (a)	3,451,634	73,899,484
Stanley Black & Decker, Inc.	67,500	8,301,150
Wabtec Corp.	690,060	56,343,399
Woodward, Inc.	527,107	32,933,645
Xylem, Inc.	335,100	17,575,995
		341,623,338
Professional Services - 0.9%
CEB, Inc.	215,600	11,743,732
Dun & Bradstreet Corp.	453,805	61,998,839
		73,742,571
Road & Rail - 0.6%
ArcBest Corp.	28,940	550,439
CSX Corp.	193,000	5,886,500
J.B. Hunt Transport Services, Inc.	50,400	4,089,456
Old Dominion Freight Lines, Inc. (a)	237,500	16,294,875
Saia, Inc. (a)	424,405	12,715,174
Swift Transporation Co. (a)	564,478	12,119,343
		51,655,787
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	977,894	27,948,211
Misumi Group, Inc.	775,200	14,568,105
WESCO International, Inc. (a)	107,000	6,579,430
		49,095,746

TOTAL INDUSTRIALS		1,125,278,903

INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	779,903	7,198,505
CommScope Holding Co., Inc. (a)	1,149,190	34,602,111
F5 Networks, Inc. (a)	473,954	59,073,627
Harris Corp.	8,100	742,041
Ituran Location & Control Ltd.	200	5,292
NETGEAR, Inc. (a)	97,500	5,897,775
		107,519,351
Electronic Equipment & Components - 5.0%
Amphenol Corp. Class A	52,000	3,375,840
Arrow Electronics, Inc. (a)	716,980	45,865,211
Avnet, Inc.	543,230	22,305,024
Belden, Inc.	1,033,400	71,294,266
CDW Corp.	1,758,301	80,407,105
Dell Technologies, Inc. (a)	119,846	5,728,639
IPG Photonics Corp. (a)	261,000	21,493,350
Jabil Circuit, Inc.	1,385,041	30,221,595
Keysight Technologies, Inc. (a)	929,553	29,457,535
Littelfuse, Inc.	29,500	3,799,895
Methode Electronics, Inc. Class A	339,800	11,882,806
National Instruments Corp.	29,200	829,280
TE Connectivity Ltd.	428,266	27,571,765
Trimble Navigation Ltd. (a)	1,613,500	46,081,560
Zebra Technologies Corp. Class A (a)	54,600	3,800,706
		404,114,577
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	505,900	26,807,641
Alphabet, Inc. Class C (a)	56,602	43,996,169
Tencent Holdings Ltd.	549,000	15,263,318
		86,067,128
IT Services - 9.5%
Alliance Data Systems Corp. (a)	120,790	25,913,079
Blackhawk Network Holdings, Inc. (a)	1,429,094	43,115,766
Broadridge Financial Solutions, Inc.	311,203	21,096,451
CSRA, Inc.	433,300	11,655,770
Euronet Worldwide, Inc. (a)	929,777	76,083,652
EVERTEC, Inc.	735,793	12,346,607
ExlService Holdings, Inc. (a)	193,600	9,649,024
Fidelity National Information Services, Inc.	791,277	60,952,067
Fiserv, Inc. (a)	210,414	20,929,881
FleetCor Technologies, Inc. (a)	387,240	67,275,205
Genpact Ltd. (a)	2,849,288	68,240,448
Global Payments, Inc.	1,750,176	134,343,498
Maximus, Inc.	410,200	23,200,912
Syntel, Inc.	271,326	11,371,273
Teletech Holdings, Inc.	108,100	3,133,819
The Western Union Co.	1,427,048	29,711,139
Total System Services, Inc.	1,562,310	73,662,917
Vantiv, Inc. (a)	593,200	33,379,364
Visa, Inc. Class A	415,700	34,378,390
Xerox Corp.	1,521,449	15,412,278
		775,851,540
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	58,400	3,763,880
Cirrus Logic, Inc. (a)	500	26,575
Cree, Inc. (a)	764,800	19,670,656
Intersil Corp. Class A	445,308	9,765,604
Maxim Integrated Products, Inc.	775,000	30,945,750
Microchip Technology, Inc. (b)	138,204	8,587,997
NVIDIA Corp.	1,296,033	88,804,181
NXP Semiconductors NV (a)	785,143	80,092,437
Qorvo, Inc. (a)	70,300	3,918,522
Semtech Corp. (a)	594,971	16,498,546
Skyworks Solutions, Inc.	319,500	24,326,730
		286,400,878
Software - 3.9%
Activision Blizzard, Inc.	1,470,100	65,125,430
Cadence Design Systems, Inc. (a)	747,100	19,073,463
Electronic Arts, Inc. (a)	1,190,690	101,684,926
Fair Isaac Corp.	329,800	41,089,782
Intuit, Inc.	192,997	21,231,600
Parametric Technology Corp. (a)	805,841	35,706,815
Synopsys, Inc. (a)	596,549	35,405,183
		319,317,199
Technology Hardware, Storage & Peripherals - 0.7%
NEC Corp.	1,502,000	3,874,012
Western Digital Corp.	982,819	57,465,427
		61,339,439

TOTAL INFORMATION TECHNOLOGY		2,040,610,112

MATERIALS - 4.6%
Chemicals - 2.8%
Albemarle Corp. U.S.	698,556	59,719,552
Ashland Global Holdings, Inc.	82,726	9,592,080
Eastman Chemical Co.	725,200	49,081,536
Ferro Corp. (a)	1,525,209	21,063,136
H.B. Fuller Co.	444,800	20,669,856
Ingevity Corp. (a)	54,766	2,524,713
Innospec, Inc.	121,109	7,364,638
PolyOne Corp.	891,060	30,126,739
PPG Industries, Inc.	187,400	19,369,664
Praxair, Inc.	52,300	6,319,409
W.R. Grace & Co.	67,300	4,966,740
		230,798,063
Containers & Packaging - 1.0%
Aptargroup, Inc.	189,630	14,679,258
Graphic Packaging Holding Co.	2,477,900	34,665,821
Packaging Corp. of America	10,500	853,230
WestRock Co.	602,700	29,218,896
		79,417,205
Metals & Mining - 0.5%
B2Gold Corp. (a)	8,173,000	21,430,024
Continental Gold, Inc. (a)	245,200	747,589
Guyana Goldfields, Inc. (a)	107,400	670,457
New Gold, Inc. (a)	2,039,120	8,843,777
Randgold Resources Ltd. sponsored ADR	99,732	9,980,181
Tahoe Resources, Inc.	50,400	646,159
		42,318,187
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	766,864	19,478,346

TOTAL MATERIALS		372,011,801

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Apartment Investment & Management Co. Class A	19,000	872,290
Ashford Hospitality Prime, Inc.	53,100	748,710
AvalonBay Communities, Inc.	4,700	835,848
Douglas Emmett, Inc.	21,300	780,219
Duke Realty LP	357,700	9,775,941
Extra Space Storage, Inc.	268,300	21,305,703
Gaming & Leisure Properties	423,100	14,152,695
Hibernia (REIT) PLC	11,813,836	18,181,370
Highwoods Properties, Inc. (SBI)	255,895	13,337,247
InfraReit, Inc.	362,000	6,566,680
Mack-Cali Realty Corp.	147,850	4,024,477
Mid-America Apartment Communities, Inc.	62,866	5,908,775
Monogram Residential Trust, Inc.	79,300	843,752
Outfront Media, Inc.	561,300	13,274,745
Post Properties, Inc.	124,200	8,213,346
Potlatch Corp.	70,800	2,753,412
Safestore Holdings PLC	783,249	3,908,552
Store Capital Corp.	679,891	20,036,388
Taubman Centers, Inc.	2,700	200,907
Urban Edge Properties	28,500	801,990
Ventas, Inc.	268,000	18,928,840
VEREIT, Inc.	2,748,550	28,502,464
Welltower, Inc.	249,900	18,685,023
		212,639,374
Real Estate Management & Development - 1.9%
Buwog-Gemeinnuetzige Wohnung	747,228	20,221,112
CBRE Group, Inc. (a)	2,076,423	58,098,316
Goldcrest Co. Ltd.	101,600	1,669,328
Hysan Development Co. Ltd.	169,000	795,155
Jones Lang LaSalle, Inc.	396,615	45,130,821
Olav Thon Eiendomsselskap A/S	287,000	5,923,373
Realogy Holdings Corp.	490,900	12,694,674
Sino Land Ltd.	932,000	1,661,130
Tai Cheung Holdings Ltd.	1,910,000	1,537,095
Wing Tai Holdings Ltd.	2,465,300	3,059,650
		150,790,654

TOTAL REAL ESTATE		363,430,028

UTILITIES - 1.0%
Electric Utilities - 0.9%
Exelon Corp.	1,575,200	52,438,408
OGE Energy Corp.	346,000	10,940,520
PG&E Corp.	121,400	7,426,038
		70,804,966
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	352,400	4,454,336
Dynegy, Inc. (a)	452,700	5,608,953
		10,063,289

TOTAL UTILITIES		80,868,255

TOTAL COMMON STOCKS
(Cost $6,918,969,293)		8,084,114,586

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,302,891

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.43% (c)	72,233,577	72,255,247
Fidelity Securities Lending Cash Central Fund 0.46% (c)(d)	94,478,740	94,497,636
TOTAL MONEY MARKET FUNDS
(Cost $166,732,652)		166,752,883
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $7,094,060,645)		8,261,170,360
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(115,386,111)
NET ASSETS - 100%		$8,145,784,249

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$730,761
Fidelity Securities Lending Cash Central Fund	473,486
Total	$1,204,247

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,169,838,376	$1,153,067,711	$16,770,665	$--
Consumer Staples	98,818,506	98,059,404	759,102	--
Energy	308,275,807	308,275,807	--	--
Financials	1,391,350,974	1,378,466,794	12,884,180	--
Health Care	1,143,934,715	1,126,131,807	17,802,908	--
Industrials	1,125,278,903	1,110,710,798	14,568,105	--
Information Technology	2,040,610,112	2,021,472,782	19,137,330	--
Materials	372,011,801	372,011,801	--	--
Real Estate	363,430,028	354,707,670	8,722,358	--
Utilities	80,868,255	80,868,255	--	--
Money Market Funds	166,752,883	166,752,883	--	--
Total Investments in Securities:	$8,261,170,360	$8,170,525,712	$90,644,648	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $7,109,619,019. Net unrealized appreciation aggregated $1,151,551,341, of which $1,630,534,134 related to appreciated investment securities and $478,982,793 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016